Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - SEK (kr) kr in Thousands	Issued capital [member]	Share premium [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024	kr 319	kr 3,749,843	kr (40,070)	kr (3,697,899)	kr 12,193
IfrsStatementLineItems [Line Items]
Net loss				(887,444)	(887,444)
Other comprehensive loss			60,501		60,501
Total comprehensive loss			60,501	(887,444)	(826,943)
Issuance of new shares	1	93,287			93,288
Convertible debenture converted to equity		797,832			797,832
Proceeds from issuance of warrants		13,753			13,753
Equity-settled share-based payments		152			152
Balance at Jun. 30, 2025	320	4,654,867	20,431	(4,585,343)	90,275
Balance at Dec. 31, 2025	529	5,337,111	23,933	(5,419,574)	(58,000)
IfrsStatementLineItems [Line Items]
Net loss				(1,118,055)	(1,118,055)
Other comprehensive loss			(19,303)		(19,303)
Total comprehensive loss			(19,303)	(1,118,055)	(1,137,358)
Issuance of new shares	112	310,998			311,110
Convertible debenture converted to equity	11	240,286			240,297
Proceeds from issuance of warrants		183,625			183,625
Equity-settled share-based payments		249,332			249,331
Balance at Jun. 30, 2026	kr 652	kr 6,321,352	kr 4,630	kr (6,537,629)	kr (210,995)